Introduction, basis of presentation of the consolidated financial statements and other information (Tables)	12 Months Ended
Dec. 31, 2021
Intro, basis of presentation of the consolidated financial statements and other information
Schedule of unreformed contracts

	USD LIBOR	USD LIBOR
	Total of unreformed contracts	Total amount of unreformed contracts

Derivatives at fair value (1)	3,690	9,363
Loans at amortized cost (2)	703	35,306
Other assets at cost	14	138
	4,407	44,807

(1) The notional amount of derivatives assets and liabilities as of December 31, 2021 was 733,462 and 733,886, respectively.

(2) The amount of loans at amortized cost excludes 1,110 million pesos of the allowance for impairment losses.